Loan facility (Details) - Revolving Credit Facility - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Amounts outstanding on company's credit facility	$ 54.4	$ 29.8
Maximum borrowing capacity under borrowing facilities	$ 120.0
Term of credit facility	5 years
Bottom of Range
Disclosure of detailed information about borrowings [line items]
Covenant terms - minimum AUM (percent)	70.00%
Covenant terms - EBITDA to interest expense	2.5
Top of Range
Disclosure of detailed information about borrowings [line items]
Covenant terms - debt to EBITDA	2.5
Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on floating rate (percent)	0.00%
Base Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on floating rate (percent)	0.00%
Bankers Acceptance Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on floating rate (percent)	1.70%